Financial Instruments - Additional Information (Detail) $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about financial instruments [line items]
Hedge contract maturity description		February 2024
Financial liabilities, at fair value		$ 0	$ 990
Tier One Clients [Member] | Bottom of range [member] | Trade Receivables And Contract Assets [Member]
Disclosure of detailed information about financial instruments [line items]
Gross merchandise value		20,000
Tier Two Clients [Member] | Bottom of range [member] | Trade Receivables And Contract Assets [Member]
Disclosure of detailed information about financial instruments [line items]
Gross merchandise value		1,000
Tier Two Clients [Member] | Top of range [member] | Trade Receivables And Contract Assets [Member]
Disclosure of detailed information about financial instruments [line items]
Gross merchandise value		20,000
Tier Three Clients [Member] | Top of range [member] | Trade Receivables And Contract Assets [Member]
Disclosure of detailed information about financial instruments [line items]
Gross merchandise value		1,000
Accounts Payable From Acquisition Of Subsidiary Earn Out [Member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value		$ 0	299
Accounts Payable From Acquisition Of Subsidiary Earn Out [Member] | Financial liabilities at fair value through profit or loss, category [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value			$ 299
Future Derivative Financial Instrument [Member]
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument		5,500
Hedge contracts, due date		February 2024
Investment in Equity Securities of Unquoted Companies [Member] | Level 3 of fair value hierarchy [member] | At fair value [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Payment to acquire financial assets at fair value through profit or loss	$ 2,000
Investment in unlisted equity instruments		$ 2,000